Net Loss per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Net Loss per Share

19. Net Loss per Share

We compute net loss per share of common stock using the treasury stock method.

Basic net loss per share is computed by dividing net loss attributable to Ceridian available to common stockholders by the weighted-average number of shares of common stock outstanding during the period.

For the calculation of diluted net loss per share, net loss per share is adjusted by the effect of dilutive securities, including awards under our share-based compensation plans. Diluted net loss per share is computed by dividing the resulting net loss attributable to Ceridian available to common stockholders by the weighted-average number of fully diluted common shares outstanding. In the years ended December 31, 2018, 2017, and 2016, our potential dilutive shares, such as stock options, RSUs, and shares of senior and junior convertible preferred stock were not included in the computation of diluted net loss per share as the effect of including these shares in the calculation would have been anti-dilutive.

The numerators and denominators of the basic and diluted net loss per share computations are calculated as follows:

	Year Ended December 31,
	2018	2017	2016
Numerator:
Net loss attributable to Ceridian	$(60.6)	$3.3	$(79.4)
Less: (Loss) income from discontinued operations	(25.8)	(6.0)	12.5
Net loss from continuing operations attributable to Ceridian	(34.8)	9.3	(91.9)
Less: Senior Preferred Stock dividends declared	7.7	20.5	14.1
Net loss from continuing operations attributable to Ceridian available to common stockholders	$(42.5)	$(11.2)	$(106.0)
Denominator:
Weighted-average shares outstanding—basic	114,049,682	65,204,960	64,988,338
Weighted-average shares outstanding—diluted	114,049,682	65,204,960	64,988,338
Net loss per share from continuing operations attributable to Ceridian—basic and diluted	$(0.37)	$(0.17)	$(1.63)
Net (loss) income per share from discontinued operations—basic and diluted	$(0.23)	$(0.09)	$0.19
Net loss per share attributable to Ceridian—basic and diluted	$(0.60)	$(0.26)	$(1.44)

The following potentially dilutive shares were excluded from the calculation of diluted net loss per share because their effect would have been anti-dilutive:

	Year Ended December 31,
	2018	2017	2016
Senior convertible preferred stock	5,523,993	16,802,144	12,601,608
Junior convertible preferred stock	19,148,814	58,244,308	58,244,308
Stock options	14,227,487	10,201,105	8,423,124
RSUs	587,283	451,190	155,692